Other assets (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IDT Biologika [member]
IfrsStatementLineItems [Line Items]
Advance payment	€ 16,400,000
Dynavax [member]
IfrsStatementLineItems [Line Items]
Advance payment	€ 7,200,000	€ 31,100,000